FIXED ASSETS (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Fixed Assets 1	$ 7,489
Fixed Assets 2	9,338
Fixed Assets 1		1,814
Fixed Assets 2		$ 361